QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
        Investment Company Act file number

WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

PractusTM LLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS  66211

 (804) 267-7400
 Registrant's telephone number, including area code:

Date of fiscal year end: 9/30

 Date of reporting period: 12/31/2019

ITEM 1. SCHEDULE OF INVESTMENTS

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (unaudited)

		Shares	Fair Value
95.31%	COMMON STOCKS

22.79%	CONSUMER DISCRETIONARY
	Abercrombie & Fitch Co.	1,720	$29,739
	Big Lots, Inc.	1,438	41,299
	GameStop Corp. - Class A	4,051	24,630
	Harley-Davidson, Inc.	857	31,872
	Nordstrom, Inc.	924	37,819
	Qurate Retail, Inc. - Class A*	2,068	17,433
	Urban Outfitters, Inc.*	1,193	33,130
			215,922

3.23%	CONSUMER STAPLES
	Fresh Del Monte Produce Inc.	875	30,607

3.08%	ENERGY
	KLX Energy Services Holdings, Inc.*	4,529	29,167

25.30%	FINANCIALS
	CIT Group Inc.	820	37,417
	Community Trust Bancorp, Inc.	716	33,394
	CVB Financial Corp.	1,322	28,529
	First Hawaiian, Inc.	1,095	31,591
	Hancock Whitney Corp.	600	26,328
	Stewart Information Services Corp.	551	22,475
	WesBanco, Inc.	753	28,456
	Westamerica Bancorp.	465	31,513
			239,703

17.96%	INDUSTRIALS
	Forward Air Corp.	514	35,954
	HNI Corp.	795	29,781
	Pitney Bowes Inc.	6,933	27,940
	Stericycle, Inc.*	685	43,710
	Thermon Group Holdings, Inc.*	1,224	32,803
			170,188

15.65%	INFORMATION TECHNOLOGY
	CDK Global, Inc.	795	43,471
	Dolby Laboratories, Inc. - Class A	575	39,560
	EVERTEC, Inc.	765	26,041
	NCR Corp.*	1,114	39,168
			148,240

7.30%	MATERIALS
	Compass Minerals International, Inc.	667	40,660
	Sealed Air Corp.	716	28,518
			69,178

95.31%	TOTAL COMMON STOCKS		903,005

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (unaudited)

		Shares	Fair Value
7.89%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligations Fund
	Institutional Class 1.74%**	74,743	$74,766

103.20%	TOTAL INVESTMENTS		977,771
-3.20%	Liabilities in excess of other assets		(30,283)
100.00%	NET ASSETS		$947,488

* Non-income producing

** Effective 7 day yield as of December 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$903,005	$—	$—	$903,005
Money Market Funds	74,766	—	—	74,766
Total Investments	$977,771	$—	$—	$977,771

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2019.

At December 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $966,788 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$22,546
Gross unrealized depreciation	(11,563)
Net unrealized appreciation	$10,983

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (unaudited)

		Shares	Fair Value
97.52%	COMMON STOCKS

22.36%	CONSUMER DISCRETIONARY
	Abercrombie & Fitch Co.	45,800	$791,882
	AutoZone, Inc.*	680	810,091
	Big Lots, Inc.	37,900	1,088,488
	eBay Inc.	26,700	964,137
	GameStop Corp. - Class A	88,900	540,512
	Harley-Davidson, Inc.	22,400	833,056
	Nordstrom, Inc.	18,400	753,112
			5,781,278

8.29%	CONSUMER STAPLES
	Fresh Del Monte Produce Inc.	15,100	528,198
	General Mills, Inc.	13,100	701,636
	The Kraft Heinz Co.	28,400	912,492
			2,142,326

2.14%	ENERGY
	KLX Energy Services Holdings, Inc.*	86,100	554,484

22.02%	FINANCIALS
	American Express Co.	8,000	995,920
	CIT Group Inc.	19,100	871,533
	Community Trust Bancorp, Inc.	12,200	569,008
	CVB Financial Corp.	39,100	843,778
	First Hawaiian, Inc.	32,300	931,855
	WesBanco, Inc.	17,500	661,325
	Westamerica Bancorp.	12,100	820,017
			5,693,436

5.13%	HEALTH CARE
	GlaxoSmithKline PLC ADR	15,200	714,248
	Johnson & Johnson	4,200	612,654
			1,326,902

11.49%	INDUSTRIALS
	HNI Corp.	16,400	614,344
	Pitney Bowes Inc.	140,700	567,021
	Raytheon Co.	3,300	725,142
	Stericycle, Inc.*	16,700	1,065,627
			2,972,134

20.10%	INFORMATION TECHNOLOGY
	CDK Global, Inc.	18,800	1,027,984
	Cisco Systems, Inc.	18,900	906,444
	Dolby Laboratories Inc. - Class A	13,100	901,280
	EVERTEC, Inc.	19,100	650,164
	International Business Machines Corp.	6,700	898,068
	NCR Corp.*	23,100	812,196
			5,196,136

2.92%	MATERIALS
	Compass Minerals International, Inc.	12,400	755,904

3.07%	UTILITIES
	Exelon Corp.	17,400	793,266

97.52%	TOTAL COMMON STOCKS		25,215,866

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (unaudited)

		Shares	Fair Value
2.88%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligations Fund
	Institutional Class 1.74%**	743,440	$743,643

100.40%	TOTAL INVESTMENTS		25,959,509
-0.40%	Liabilities in excess of other assets		(102,718)
100.00%	NET ASSETS		$25,856,791

* Non-income producing

** Effective 7 day yield as of December 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$25,215,866	$—	$—	$25,215,866
Money Market Funds	743,643	—	—	743,643
Total Investments	$25,959,509	$—	$—	$25,959,509

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2019.

At December 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $23,764,489 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,735,327
Gross unrealized depreciation	(1,540,307)
Net unrealized appreciation	$2,195,020

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.    Description of Exhibit

99.1     Certification of Principal Executive Officer

99.2     Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	February 24, 2020

By:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer

Date:	February 24, 2020